Label	Element	Value
Franklin Massachusetts Municipal Income ETF | Education [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	29.50%
Franklin Massachusetts Municipal Income ETF | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	23.40%
Franklin Massachusetts Municipal Income ETF | State General Obligation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.30%
Franklin Massachusetts Municipal Income ETF | Special Tax [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.40%
Franklin Massachusetts Municipal Income ETF | Local [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.90%
Franklin Massachusetts Municipal Income ETF | Transportation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.50%
Franklin Massachusetts Municipal Income ETF | Housing [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.40%
Franklin Massachusetts Municipal Income ETF | Other Revenue Bonds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.10%
Franklin Massachusetts Municipal Income ETF | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.70%
Franklin Massachusetts Municipal Income ETF | Industrial Dev. Revenue and Pollution Control [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.50%
Franklin Massachusetts Municipal Income ETF | Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.40%